(7) Geographic Information: Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively	$ 352,388	$ 677,493	$ 1,086,633
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	2,113,641	3,325,110	3,461,985
UnitedStatesOfAmericaMember
Property and equipment, net of accumulated depreciation of $2,055,798 and $1,889,041, respectively	352,388	506,599
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	1,038,215	2,174,976
LatinAmericanCountiresMember
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	914,325	719,171
CaribbeanCountriesAndCommonwealthMember
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	157,679	263,782
OtherForeignCountriesMember
Monitoring equipment, net of accumulated depreciation of $1,572,572 and $669,929, respectively	$ 3,422	$ 14,018